INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 266	$ 170
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	4,380,253	2,028,552
Ordinary shares, shares outstanding	4,380,253	2,028,552